Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

24	Accruals, deferred income and other liabilities

	2023	2022¹
	£m	£m
Cash collateral and margin payables	43,305	55,467
Settlement accounts	9,789	4,915
Accruals and deferred income	2,603	1,909
Amount due to investors in funds consolidated by the group	1,158	991
Lease liabilities	227	269
Employee benefit liabilities (Note 5)	117	121
Reinsurance contract liabilities	33	33
Share-based payment liability to HSBC Holdings	107	98
Endorsements and acceptances	236	231
Other liabilities	2,869	2,986
At 31 Dec	60,444	67,020
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. 2022 comparative data have been restated.
For the group, accruals, deferred income and other liabilities include £59,806m (2022: £66,390m), of financial liabilities, the majority of which are measured at amortised cost.